Operating Lease Liabilities - Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Liabilities [Abstract]
One year	$ 924	$ 398
Two years	1,246	181
Three years	1,209	181
Lessee, Operating Lease, Liability, to be Paid, Year Four	1,211	181
Lessee, Operating Lease, Liability, to be Paid, Year Five	0	0
Six years and thereafter	0	0
Total undiscounted operating lease commitments	4,590	941
Less: Discount adjustment	(339)	(38)
Total operating lease liabilities	4,251	903
Less: current portion	(219)	(381)
Operating lease liabilities, non-current portion	$ 4,032	$ 522